INCOME TAX - SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets
Net operating loss and tax credit carryforwards	$ 3,476,116	$ 2,428,097
Allowance for uncollectible accounts	306,974	261,877
Other accruals	566,296	480,299
Fixed assets	0	133,781
Employee benefits	183,181	209,820
Office rent liability	0	65,656
Deferred debt interest	2,129,389	741,560
Lease liability	3,926,211	0
Other	0	7,691
Total deferred tax assets	10,588,167	4,328,781
Deferred tax liabilities:
Investment properties unrealized gain	(47,589,206)	(36,507,341)
Prepaid and other assets	(414,707)	(141,469)
Deferred financing costs	(2,483,797)	(3,698,940)
Right-of-use asset	0	(86,510)
Total deferred tax liabilities	(50,487,710)	(40,434,260)
Net deferred tax liabilities	$ (39,899,543)	$ (36,105,479)